Shareholder Report	6 Months Ended
Feb. 28, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	John Hancock Investment Trust
Entity Central Index Key	0000022370
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
C000251889 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Disciplined Value Global Long/Short Fund
Class Name	Class A
Trading Symbol	JAKRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Disciplined Value Global Long/Short Fund (the fund) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
		Costs paid as a percentage
Fund (Class)	Costs of a $10,000 investment	of a $10,000 investment

Disciplined Value Global Long/Short Fund
(Class A/JAKRX)	$97	1.96%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	1.96%
Net Assets	$ 115,569,795
Holdings Count | Holding	181
Investment Company Portfolio Turnover	102.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$115,569,795

Total number of portfolio holdings	181

Portfolio turnover rate	102%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
TOP TEN HOLDINGS		SECTOR COMPOSITION		COUNTRY COMPOSITION
Hiscox, Ltd.	3.4%	Industrials	11.6%	United States

				49.6%
Oracle Corp.	3.2%	Financials	11.4%
				United Kingdom
				14.5%
AstraZeneca PLC, ADR	2.9%	Energy	11.4%
				Canada

BAE Systems PLC	2.8%	Materials	9.6%	8.0%
				Bermuda

The Weir Group PLC	2.4%	Information technology	8.6%	5.7%

				France
Sandstorm Gold, Ltd.	2.2%	Health care	7.4%
				5.2%

				Japan
Norfolk Southern Corp.	2.2%	Consumer discretionary	5.7%
				4.6%
				China
KT Corp., ADR	2.1%	Communication services	4.4%
				2.5%
				South Korea
Vallourec SACA	2.1%	Consumer staples	4.1%
				2.1%

Marathon Petroleum Corp.	2.0%	Utilities	0.4%	Hong Kong
				1.6%
		Real estate	0.1%
				Italy
				1.5%
		Short-term investments and other	25.3%
				Other countries
				4.7%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
TOP TEN HOLDINGS		SECTOR COMPOSITION		COUNTRY COMPOSITION
Hiscox, Ltd.	3.4%	Industrials	11.6%	United States

				49.6%
Oracle Corp.	3.2%	Financials	11.4%
				United Kingdom
				14.5%
AstraZeneca PLC, ADR	2.9%	Energy	11.4%
				Canada

BAE Systems PLC	2.8%	Materials	9.6%	8.0%
				Bermuda

The Weir Group PLC	2.4%	Information technology	8.6%	5.7%

				France
Sandstorm Gold, Ltd.	2.2%	Health care	7.4%
				5.2%

				Japan
Norfolk Southern Corp.	2.2%	Consumer discretionary	5.7%
				4.6%
				China
KT Corp., ADR	2.1%	Communication services	4.4%
				2.5%
				South Korea
Vallourec SACA	2.1%	Consumer staples	4.1%
				2.1%

Marathon Petroleum Corp.	2.0%	Utilities	0.4%	Hong Kong
				1.6%
		Real estate	0.1%
				Italy
				1.5%
		Short-term investments and other	25.3%
				Other countries
				4.7%

Material Fund Change [Text Block]
Material Fund Changes
The fund is the accounting and performance successor of Boston Partners Global Long/Short Fund (the predecessor fund). At the close of business on October 18, 2024, the fund acquired the assets and liabilities of the predecessor fund pursuant to an agreement and plan of reorganization. In connection with the reorganization, the accounting and performance history of the Investor Class shares of the predecessor fund was adopted and redesignated as that of Class A shares of the fund.
This is a summary of certain changes to the fund since 9-1-24. For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since 9-1-24. For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Updated Prospectus Phone Number	800-225-5291
Updated Prospectus Web Address	jhinvestments.com/documents
C000251890 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Disciplined Value Global Long/Short Fund
Class Name	Class C
Trading Symbol	JAKTX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Disciplined Value Global Long/Short Fund (the fund) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months? (Based on a hypothetical $10,000 investment)
		Costs paid as a percentage
Fund (Class)	Costs of a $10,000 investment	of a $10,000 investment

Disciplined Value Global Long/Short Fund
(Class C/JAKTX)	$96	2.70%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	2.70%
Net Assets	$ 115,569,795
Holdings Count | Holding	181
Investment Company Portfolio Turnover	102.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$115,569,795

Total number of portfolio holdings	181

Portfolio turnover rate	102%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
TOP TEN HOLDINGS		SECTOR COMPOSITION		COUNTRY COMPOSITION
Hiscox, Ltd.	3.4%	Industrials	11.6%	United States

				49.6%
Oracle Corp.	3.2%	Financials	11.4%
				United Kingdom
				14.5%
AstraZeneca PLC, ADR	2.9%	Energy	11.4%
				Canada

BAE Systems PLC	2.8%	Materials	9.6%	8.0%
				Bermuda

The Weir Group PLC	2.4%	Information technology	8.6%	5.7%

				France
Sandstorm Gold, Ltd.	2.2%	Health care	7.4%
				5.2%

				Japan
Norfolk Southern Corp.	2.2%	Consumer discretionary	5.7%
				4.6%
				China
KT Corp., ADR	2.1%	Communication services	4.4%
				2.5%
				South Korea
Vallourec SACA	2.1%	Consumer staples	4.1%
				2.1%

Marathon Petroleum Corp.	2.0%	Utilities	0.4%	Hong Kong
				1.6%
		Real estate	0.1%
				Italy
				1.5%
		Short-term investments and other	25.3%
				Other countries
				4.7%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
TOP TEN HOLDINGS		SECTOR COMPOSITION		COUNTRY COMPOSITION
Hiscox, Ltd.	3.4%	Industrials	11.6%	United States

				49.6%
Oracle Corp.	3.2%	Financials	11.4%
				United Kingdom
				14.5%
AstraZeneca PLC, ADR	2.9%	Energy	11.4%
				Canada

BAE Systems PLC	2.8%	Materials	9.6%	8.0%
				Bermuda

The Weir Group PLC	2.4%	Information technology	8.6%	5.7%

				France
Sandstorm Gold, Ltd.	2.2%	Health care	7.4%
				5.2%

				Japan
Norfolk Southern Corp.	2.2%	Consumer discretionary	5.7%
				4.6%
				China
KT Corp., ADR	2.1%	Communication services	4.4%
				2.5%
				South Korea
Vallourec SACA	2.1%	Consumer staples	4.1%
				2.1%

Marathon Petroleum Corp.	2.0%	Utilities	0.4%	Hong Kong
				1.6%
		Real estate	0.1%
				Italy
				1.5%
		Short-term investments and other	25.3%
				Other countries
				4.7%

C000251891 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Disciplined Value Global Long/Short Fund
Class Name	Class I
Trading Symbol	JAKUX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Disciplined Value Global Long/Short Fund (the fund) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
		Costs paid as a percentage
Fund (Class)	Costs of a $10,000 investment	of a $10,000 investment

Disciplined Value Global Long/Short Fund
(Class I/JAKUX)	$84	1.71%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	1.71%
Net Assets	$ 115,569,795
Holdings Count | Holding	181
Investment Company Portfolio Turnover	102.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$115,569,795

Total number of portfolio holdings	181

Portfolio turnover rate	102%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
TOP TEN HOLDINGS		SECTOR COMPOSITION		COUNTRY COMPOSITION
Hiscox, Ltd.	3.4%	Industrials	11.6%	United States

				49.6%
Oracle Corp.	3.2%	Financials	11.4%
				United Kingdom
				14.5%
AstraZeneca PLC, ADR	2.9%	Energy	11.4%
				Canada

BAE Systems PLC	2.8%	Materials	9.6%	8.0%
				Bermuda

The Weir Group PLC	2.4%	Information technology	8.6%	5.7%

				France
Sandstorm Gold, Ltd.	2.2%	Health care	7.4%
				5.2%

				Japan
Norfolk Southern Corp.	2.2%	Consumer discretionary	5.7%
				4.6%
				China
KT Corp., ADR	2.1%	Communication services	4.4%
				2.5%
				South Korea
Vallourec SACA	2.1%	Consumer staples	4.1%
				2.1%

Marathon Petroleum Corp.	2.0%	Utilities	0.4%	Hong Kong
				1.6%
		Real estate	0.1%
				Italy
				1.5%
		Short-term investments and other	25.3%
				Other countries
				4.7%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
TOP TEN HOLDINGS		SECTOR COMPOSITION		COUNTRY COMPOSITION
Hiscox, Ltd.	3.4%	Industrials	11.6%	United States

				49.6%
Oracle Corp.	3.2%	Financials	11.4%
				United Kingdom
				14.5%
AstraZeneca PLC, ADR	2.9%	Energy	11.4%
				Canada

BAE Systems PLC	2.8%	Materials	9.6%	8.0%
				Bermuda

The Weir Group PLC	2.4%	Information technology	8.6%	5.7%

				France
Sandstorm Gold, Ltd.	2.2%	Health care	7.4%
				5.2%

				Japan
Norfolk Southern Corp.	2.2%	Consumer discretionary	5.7%
				4.6%
				China
KT Corp., ADR	2.1%	Communication services	4.4%
				2.5%
				South Korea
Vallourec SACA	2.1%	Consumer staples	4.1%
				2.1%

Marathon Petroleum Corp.	2.0%	Utilities	0.4%	Hong Kong
				1.6%
		Real estate	0.1%
				Italy
				1.5%
		Short-term investments and other	25.3%
				Other countries
				4.7%

Material Fund Change [Text Block]
Material Fund Changes
The fund is the accounting and performance successor of Boston Partners Global Long/Short Fund (the predecessor fund). At the close of business on October 18, 2024, the fund acquired the assets and liabilities of the predecessor fund pursuant to an agreement and plan of reorganization. In connection with the reorganization, the accounting and performance history of the Institutional Class shares of the predecessor fund was adopted and redesignated as that of Class I shares of the fund.
This is a summary of certain changes to the fund since 9-1-24. For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since 9-1-24. For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Updated Prospectus Phone Number	800-225-5291
Updated Prospectus Web Address	jhinvestments.com/documents
C000251888 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Disciplined Value Global Long/Short Fund
Class Name	Class R6
Trading Symbol	JAKVX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Disciplined Value Global Long/Short Fund (the fund) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months? (Based on a hypothetical $10,000 investment)
		Costs paid as a percentage
Fund (Class)	Costs of a $10,000 investment	of a $10,000 investment

Disciplined Value Global Long/Short Fund
(Class R6/JAKVX)	$56	1.59%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.59%
Net Assets	$ 115,569,795
Holdings Count | Holding	181
Investment Company Portfolio Turnover	102.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$115,569,795

Total number of portfolio holdings	181

Portfolio turnover rate	102%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
TOP TEN HOLDINGS		SECTOR COMPOSITION		COUNTRY COMPOSITION
Hiscox, Ltd.	3.4%	Industrials	11.6%	United States

				49.6%
Oracle Corp.	3.2%	Financials	11.4%
				United Kingdom
				14.5%
AstraZeneca PLC, ADR	2.9%	Energy	11.4%
				Canada

BAE Systems PLC	2.8%	Materials	9.6%	8.0%
				Bermuda

The Weir Group PLC	2.4%	Information technology	8.6%	5.7%

				France
Sandstorm Gold, Ltd.	2.2%	Health care	7.4%
				5.2%

				Japan
Norfolk Southern Corp.	2.2%	Consumer discretionary	5.7%
				4.6%
				China
KT Corp., ADR	2.1%	Communication services	4.4%
				2.5%
				South Korea
Vallourec SACA	2.1%	Consumer staples	4.1%
				2.1%

Marathon Petroleum Corp.	2.0%	Utilities	0.4%	Hong Kong
				1.6%
		Real estate	0.1%
				Italy
				1.5%
		Short-term investments and other	25.3%
				Other countries
				4.7%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
TOP TEN HOLDINGS		SECTOR COMPOSITION		COUNTRY COMPOSITION
Hiscox, Ltd.	3.4%	Industrials	11.6%	United States

				49.6%
Oracle Corp.	3.2%	Financials	11.4%
				United Kingdom
				14.5%
AstraZeneca PLC, ADR	2.9%	Energy	11.4%
				Canada

BAE Systems PLC	2.8%	Materials	9.6%	8.0%
				Bermuda

The Weir Group PLC	2.4%	Information technology	8.6%	5.7%

				France
Sandstorm Gold, Ltd.	2.2%	Health care	7.4%
				5.2%

				Japan
Norfolk Southern Corp.	2.2%	Consumer discretionary	5.7%
				4.6%
				China
KT Corp., ADR	2.1%	Communication services	4.4%
				2.5%
				South Korea
Vallourec SACA	2.1%	Consumer staples	4.1%
				2.1%

Marathon Petroleum Corp.	2.0%	Utilities	0.4%	Hong Kong
				1.6%
		Real estate	0.1%
				Italy
				1.5%
		Short-term investments and other	25.3%
				Other countries
				4.7%